Subsequent Events	12 Months Ended
Dec. 31, 2025
Fastenal Company & Subsidiaries 401(k) and Employee Stock Ownership Plan
Subsequent Events [Line Items]
Subsequent Events
(7)    Subsequent Events
Fastenal has approved two changes to the Plan that will be implemented in 2026, including the removal of the limitation of partial distributions during a plan year (currently limited to four in a year) and the addition of disaster relief in-service withdrawals, in accordance with the SECURE 2.0 Act, whereby individuals in federally declared disaster areas can withdraw amounts without the 10% early withdrawal penalty. The written amendment to reflect these operational changes will be adopted at a later date in accordance with applicable law and IRS guidance. There are no other subsequent events that require recognition or disclosure in these financial statements through June 4, 2026, the date these financial statements were issued.